UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(3) under the Exchange Act (17 CFR 240.15Ga-1(c)(3))

Date of Report (Date of earliest event reported):

September 15, 2017

Mitsubishi Motors Credit of America, Inc.1

(Exact name of securitizer as specified in its charter)

025-00652	0001540709
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Dennis Kelly, Treasurer, (714) 799-4730

Name and telephone number, including area code, of

the person to contact in connection with this filing

[1]	Mitsubishi Motors Credit of America, Inc., as securitizer, is filing this Form ABS-15G for itself and for the following affiliated entities: MMCA Auto Owner Trust 2014-A, MMCA Auto Receivables Trust VI and MMCA Auto Receivables Trust VII.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3), Mitsubishi Motors Credit of America, Inc., as securitizer (the “Securitizer”), is filing this Form ABS-15G to give notice of termination of (i) its duty to file reports under Rule 15Ga-1 and (ii) its duty to file reports under Rule 15Ga-1 for the following affiliated entities: MMCA Auto Owner Trust 2014-A (the “Trust”), MMCA Auto Receivables Trust VI and MMCA Auto Receivables Trust VII. September 15, 2017 was the date of the last payment on the last asset-backed security of the Trust that was issued by the Trust.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MITSUBISHI MOTORS CREDIT OF AMERICA, INC. (Securitizer)

By:	/s/ Dennis Kelly
Name:	Dennis Kelly
Title:	Treasurer

Date: September 15, 2017